Employee Benefit Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Navios Holdings' contributions to the employee saving plan	$ 119	$ 108	$ 122
Discretionary contribution	15	15	18
Performance Conditions Awards Vesting Date	Apr. 30, 2014
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	1,328
Estimated compensation cost relating to non-vested performance conditions stock option not yet recognized	334
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	2,448
Estimated compensation cost relating to non-vested performance conditions restricted stock and restricted stock units awards not yet recognized	1,839
Compensation expense arising from the stock-based arrangements	$ 4,712	$ 4,252	$ 2,476
Weighted average fair value of stock options granted	$ 0.52	$ 1.43	$ 2.54
Weighted average fair value of restricted stock and restricted stock units granted	$ 3.44	$ 3.81	$ 5.15
Non vested stock option remaining contractual term	2 years 11 months 30 days
Dividend Per Share Used For Valuation	$ 0.06	$ 0.06	$ 0.06
Expected term simplified method	The simplified method was used which includes taking the average of the weighted average time to vesting and the contractual term of the option award. The service conditions option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's service conditions option award is 4.5 years. The performance conditions option awards vest in one year and only upon achievement of the performance criteria.
Expected volatility percentage Service Conditions Awards	43.87%	68.14%	81.52%
Expected Volatility Percentage Performance Conditions Awards	36.59%
Risk free rate Service Conditions Awards	0.68%	0.80%	1.81%
Risk Free Rate Performance Conditions Awards	0.15%